Consolidated Statement of Operations - USD ($)	1 Months Ended	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2024	Dec. 31, 2023
INVESTMENT INCOME:
Total investment income	$ 183,000	$ 554,209,000	$ 109,809,000
EXPENSES:
Interest and credit facility fees	118,000	141,497,000	24,798,000
Base management fee	130,000	46,991,000	9,713,000
Income based fee		43,324,000	7,622,000
Capital gains incentive fee		10,219,000	3,162,000
Offering expenses		3,864,000	4,123,000
Administrative and other fees		5,794,000	3,018,000
Organization expenses	788,000
Other general and administrative	404,000	8,686,000	4,009,000
Total expenses	1,440,000	265,767,000	57,138,000
Expense support (Note 3)	(1,449,000)	(36,744,000)	(16,762,000)
Net expenses		229,023,000	40,376,000
Net expenses	(9,000)
NET INVESTMENT INCOME BEFORE INCOME TAXES	192,000	325,186,000	69,433,000
Income tax expense, including excise tax	9,000	787,000	946,000
NET INVESTMENT INCOME	183,000	324,399,000	68,487,000
Net realized gains (losses):
Foreign currency transactions		1,203,000	(126,000)
Net realized gains	54,000	17,914,000	6,255,000
Net unrealized gains (losses):
Foreign currency transactions		10,346,000	(1,118,000)
Net unrealized gains (losses)	(311,000)	63,803,000	19,297,000
Net realized and unrealized gains (losses) on investments and foreign currency transactions	(257,000)	81,717,000	25,552,000
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(74,000)	406,116,000	94,039,000
Class S
EXPENSES:
Shareholder servicing and distribution fees	0	5,028,000	657,000
Class D
EXPENSES:
Shareholder servicing and distribution fees	0	364,000	36,000
Non-controlled/non-affiliate company investments
INVESTMENT INCOME:
Interest income	183,000	529,824,000	108,040,000
Dividend income		6,650,000	277,000
Other income		13,636,000	1,492,000
Total investment income	183,000	550,110,000	109,809,000
Net realized gains (losses):
Non-controlled/non-affiliate company investments	54,000	16,710,000	6,381,000
Net unrealized gains (losses):
Net unrealized gains (losses)	$ (311,000)	49,237,000	$ 20,415,000
Non-controlled affiliate company investments
INVESTMENT INCOME:
Interest income		4,038,000
Dividend income		0
Other income		60,700
Total investment income		4,099,000
Net realized gains (losses):
Non-controlled/non-affiliate company investments		1,000
Net unrealized gains (losses):
Net unrealized gains (losses)		$ 4,220,100